Overview of the Company - General Distributions (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020
CARES Act, Provider Relief Fund
Unusual or Infrequent Item, or Both [Line Items]
General distributions received	$ (24.1)	$ (23.1)	$ (44.3)	$ 0.0	$ (91.5)